SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data [Table Text Block]
a.	Research and development expenses, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$8,680	$9,743	$13,633
Less - capitalized software development costs	(5,387)	(4,735)	(3,464)

Research and development expenses, net	$3,293	$5,008	$10,169

Schedule Of Net Of Financial Income [Table Text Block]
b.	Financial income (expenses), net:

Financial income:
Interest	$87	$160	$201
Foreign currency translation	39	530	501

	126	690	702
Financial expenses:
Interest	105	189	169
Foreign currency translation	249	341	284
Bank charges and others	30	56	56
Re-measurement of earn-out payment	106	-	-

	(490)	(586)	(509)

Financial income (expenses), net	$(364)	$104	$193